Annual Operating Expenses - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2024
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.98%
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%	[1]
Total annual operating expenses	1.73%
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.20%
Total annual operating expenses	1.22%
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%	[1]
Total annual operating expenses	0.72%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.60%

[1]	AAdjusted to reflect current fees.